Common Stock and Stock Plans, Common Stock Shares (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Reserved, Issued and Authorized Common Stock [Abstract]
Shares reserved	233,154,695
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,285,033,831
Total shares authorized	9,000,000,000	9,000,000,000